Biological Assets and Inventory - Schedule of Sensitivity Analysis for Impacts on Value of Assets (Detail) - Sensitivity Analysis [Member] - CAD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017
Net Selling price per gram [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Increase (decrease) of Input, Biological assets	$ (673)	$ (227)
Increase (decrease) of Input, Inventory	(640)	(443)
Harvest yield per plant [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Increase (decrease) of Input, Biological assets	(446)	(181)
Stage of growth [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Increase (decrease) of Input, Biological assets	(446)	(181)
Processing costs per gram [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Increase (decrease) of Input, Biological assets	175	22
Increase (decrease) of Input, Inventory	65	9
Selling costs per gram [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Increase (decrease) of Input, Biological assets	52	227
Increase (decrease) of Input, Inventory	50	443
Equivalency factor [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Increase (decrease) of Input, Biological assets	(45)	(1)
Increase (decrease) of Input, Inventory	104	$ (17)
Mass multipliers [member]
Disclosure Of Significant Unobservable Inputs Used In Fair Value Measurement Of Assets [Line Items]
Increase (decrease) of Input, Biological assets	(5)
Increase (decrease) of Input, Inventory	$ (24)